Subsequent Events	6 Months Ended
Sep. 30, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

14.	SUBSEQUENT EVENTS

The Company evaluates subsequent events that have occurred after the balance sheet date but before the financial statements are issued. There are two types of subsequent events: (1) recognized, or those that provide additional evidence with respect to conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing financial statements, and (2) non-recognized, or those that provide evidence with respect to conditions that did not exist at the date of the balance sheet but arose subsequent to that date.

On November 20, 2020, the Company issued a convertible debenture in the amount of $500,000 and 50,000 ordinary shares to an investor, YA II PN, Ltd. ("YA"). See the Form 6-K as filed with the SEC on November 20, 2020. On December 11, 2020 and December 22, 2020, the Company issued to YA two convertible debentures, each in the amount of $500,000 for a purchase price of $485,000.

On January 14, 2021, the Company issued a convertible debenture in the amount of $1,000,000 and 50,000 ordinary shares to YA. See the Form 6-K as filed with the SEC on January 15, 2021.

On January 21, 2021, the Company issued to YA 115,890 Ordinary Shares after the receipt of a conversion notice dated January 19, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $201,986.30 at a conversion price of $1.7429.